Reverse Recapitalization - Common Stock Outstanding (Details) - shares	Sep. 09, 2021	Sep. 08, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reverse Recapitalization [Line Items]
Common stock shares outstanding (in shares)		31,625,000	114,452,000	34,692,000
Total Merger, PIPE, and Palantir financing class A common stock	34,584,000
Private Placement
Schedule of Reverse Recapitalization [Line Items]
Class A common stock issued in PIPE and Palantir financing	18,800,000
Osprey Technology Acquisition Corp.
Schedule of Reverse Recapitalization [Line Items]
Common stock shares outstanding (in shares)		10,250,000
Less: redemption of Osprey class A common stock		(21,375,000)
Osprey Technology Acquisition Corp. | Founders
Schedule of Reverse Recapitalization [Line Items]
Osprey Founder class A common stock	5,534,000